Income Taxes (Tables)	6 Months Ended
Jun. 30, 2024
Income Taxes [Abstract]
Schedule of Income Tax Benefit	For the years ended December 31, 2022 and 2023, some PRC subsidiaries are small, low-profit enterprises as defined, and thus are eligible for the above preferential tax rates for small, low-profit enterprises.
	For the six months ended June 30, 2023	For the six months ended June 30, 2024
	RMB	RMB
	(Unaudited)	(Unaudited)
Current tax expense	50	5,142
Deferred tax benefit	(19)	—
Total	31	5,142

Schedule of Deferred Tax Assets	Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Group’s deferred tax assets were as follows:
	As of December 31, 2023	As of June 30, 2024
	RMB	RMB
		(Unaudited)
Deferred tax assets:
Allowance for credit losses	12,870	11,496
Impairment loss on long-lived assets and long-term prepaid expenses	53,832	52,962
Impairment loss on long-term investments	17,920	22,421
Accrued Liabilities	12,401	7,635
Deductible temporary difference related to advertising expenses	4,602	4,595
Deferred subsidy income	289	198
Net operating loss carrying forwards	301,768	352,068
Total deferred tax assets	403,682	451,375
Less: valuation allowance	(403,682)	(451,375)
Deferred tax assets, net	—	—

Schedule of Net Change Valuation Allowance of Deferred Tax Assets	Net change in the valuation allowance of deferred tax assets are summarized as follows:
RMB
Net change of valuation allowance of Deferred tax assets
Balance at December 31, 2022	382,720
Additions-change to tax expense	84,941
NOL Reductions/expirations	(63,979)
Balance at December 31, 2023	403,682
Additions-change to tax expense	66,019
NOL Reductions/expirations	(18,326)
Balance at June 30, 2024 (Unaudited)	451,375

Schedule of Effective Tax Rate and the Statutory Income Tax Rate	The reconciliation of the effective tax rate and the statutory income tax rate applicable to PRC operations was as follow:
	For the six months ended June 30, 2023	For the six months ended June 30, 2024
	RMB	RMB
	(Unaudited)	(Unaudited)
Loss before provision for income taxes and loss from equity method investment	(51,085)	(50,821)
Income tax expense computed at an applicable tax rate of 25%	(12,771)	(12,705)
Non-deductible expenses related to share-based compensation	1,239	424
Non-taxable gain related to disposal gain on subsidiaries	—	1,084
Effect of other non-deductible items	312	49
Effect of preferential tax rate	3,037	(159)
Effect of income tax rate difference in other jurisdictions	(2,325)	(272)
Prior year true up	—	(49,298)
Change in valuation allowance	10,539	66,019
Total	31	5,142